Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	311,924,208.86	22,773
Yield Supplement Overcollateralization Amount 08/31/20	10,873,968.65	0
Receivables Balance 08/31/20	322,798,177.51	22,773
Principal Payments	15,799,867.21	583
Defaulted Receivables	322,970.61	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	10,061,146.25	0
Pool Balance at 09/30/20	296,614,193.44	22,169

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.41%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,613,126.35	149
Past Due 61-90 days	656,516.25	34
Past Due 91-120 days	225,856.94	12
Past Due 121+ days	0.00	0
Total	3,495,499.54	195

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	227,206.26
Aggregate Net Losses/(Gains) - September 2020	95,764.35
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.36%
Prior Net Losses Ratio	-0.23%
Second Prior Net Losses Ratio	0.19%
Third Prior Net Losses Ratio	0.23%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.93%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.08%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	34.79

Flow of Funds	$ Amount

Collections	19,402,051.99
Investment Earnings on Cash Accounts	277.73
Servicing Fee (1)	(268,998.48)
Transfer to Collection Account	0.00
Available Funds	19,133,331.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	580,821.13
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	5,114,749.01

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	620,847.86
(10) Collection Account Redeposits	2,548,000.00

Total Distributions of Available Funds	19,133,331.24

Servicing Fee	268,998.48
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 09/15/20	301,728,942.45
Principal Paid	15,310,015.42
Note Balance @ 10/15/20	286,418,927.03

Class A-1
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-3
Note Balance @ 09/15/20	188,048,942.45
Principal Paid	15,310,015.42
Note Balance @ 10/15/20	172,738,927.03
Note Factor @ 10/15/20	50.8055668%

Class A-4
Note Balance @ 09/15/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	83,100,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	30,580,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	654,467.96
Total Principal Paid	15,310,015.42
Total Paid	15,964,483.38

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	391,768.63
Principal Paid	15,310,015.42
Total Paid to A-3 Holders	15,701,784.05

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6533703
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2843377
Total Distribution Amount	15.9377080

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1522607
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.0294571
Total A-3 Distribution Amount	46.1817178

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	334.08
Noteholders' Principal Distributable Amount	665.92

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/20	2,548,816.60
Investment Earnings	104.46
Investment Earnings Paid	(104.46)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$1,155,000.05	$1,458,666.22	$4,408,779.55
Number of Extensions	67	79	234
Ratio of extensions to Beginning of Period Receivables Balance	0.36%	0.43%	1.24%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.